Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net Loss	$ (19,715,925)	$ (4,675,112)	$ (11,272,687)	$ (14,647,890)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	742,534	1,066,526	1,278,105	3,671,087
Accretion of interest expense		2,810,973	2,810,973	548,026
Depreciation and amortization	46,035	70,449	121,384	217,359
Stock-based compensation	17,003,231	441,145	691,701	1,658,524
Loss on extinguishment of note payables, net		658,152	658,152	1,895,116
Gain on settlement of payables				(29,300)
Reorganization items, net			527,455
Write-off of derivative liabilities		(4,375,231)
Change in fair value of derivative liabilities		2,141,069	2,141,069	(788,970)
Professional fees paid for services related to bankruptcy proceedings			476,653
Non-cash effect of right of use asset	58,022	16,565	30,580	17,461
Changes in operating assets and liabilities:
Accounts receivable	2,000	13,000	15,000	(3,000)
Prepaid assets and other current assets	50,643	8,134	(70,208)	(735)
Security deposit				22,100
Accounts payable	(21,159)	62,362	84,631	97,099
Accrued interest, expenses and other current liabilities	328,174	892,884	542,927	424,389
Lease liability	(49,085)
Net cash used in operating activities	(1,555,530)	(869,084)	(1,964,265)	(6,918,734)
Cash flows from financing activities:
Proceeds from notes payable		441,762	4,290,310	10,888,339
Payments on notes payable - principal				(4,894,604)
Payments on notes payable - prepayment premiums				(813,730)
Proceeds from PPP Loan	250,000
Proceeds from DIP financiing		713,755	1,226,901
Financing costs			(500,000)
Sales of common stock and warrants for cash		10,000	10,000	1,658,500
Net cash provided by financing activities	250,000	1,165,517	5,027,211	6,838,505
Cash flows from investing activities:
Purchases of property and equipment				(35,631)
Net cash used in investing activities				(35,631)
Net increase (decrease) in cash and cash equivalents	(1,305,530)	296,433	3,062,946	(115,859)
Cash and cash equivalents - beginning of year	3,064,610	1,664	1,664	117,523
Cash and cash equivalents - end of year	1,759,080	298,097	3,064,610	1,664
Supplemental cash flow information:
Interest				355,326
Non-cash investing and financing activities:
Shares issued and recorded as debt discount in connection with notes payable issuances and extensions	235,245	2,558,932		61,220
Bifurcated embedded conversion options and warrants recorded as derivative liability and debt discount		2,377,818	2,377,818	5,216,650
Sale of warrants recorded as derivative liabilities		$ 10,000	10,000	1,403,588
Shares issued in exchange for notes payable and accrured interest			2,558,932	5,721,360
Shares and warrants issued in satisfaction of accrued consulting services				7,200
Shares issued in satisfaction of bankruptcy allowable claims			14,381,259
Reclassification of derivative liabilities to equity				2,809,565
Fair market value of beneficial conversion feature and warrants issued convertible notes payable instruments			5,075,449
Write of use asset and lease liability recorded upon adoption of ASC 842				$ 638,246